SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]

Note 17:- Supplementary Financial Statement Information

Balance Sheets:

a.	Other accounts receivable:

Composition:

	December 31,
	2010	2011

Government departments	6,424	16,043
Employees (1)	356	274
Prepaid expenses and advances to suppliers	9,495	10,026
Deferred taxes	4,526	6,254
Advanced payments due to M&A activities	1,160	-
Derivatives	-	54
Other	1,179	984

Total	23,140	33,635

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

b.	Liabilities to Banks:

Composition:

	December 31,		December 31,
	2011		2010	2011
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	527	1,431
Short-term bank loans	Prime+0.1%		-	3,522
Current maturities of long-term loans from banks (see Note 10)			6,157	11,689

Total			6,684	16,642

c.	Other accounts payable:

Composition:

	December 31,
	2010	2011

Government institutions	20,260	19,478
Customer advances	280	1,028
Deferred taxes	2,218	2,359
Accrued expenses and other current liabilities	7,935	2,467

Total	30,693	25,332

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2009	2010	2011

Financial income	4,160	1,062	1,030
Financial costs related to long-term debt	(5,982)	(5,029)	(5,020)
Financial costs related to short-term credit and others	(2,590)	(2,527)	(1,599)
Gain (loss) from marketable securities, net (1) (2)	4,181	2,123	(911)

Total	(231)	(4,371)	(6,500)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2009, 2010 and 2011 in the amounts of $ 1,362, $ 2,276 and $ (197) respectively (see Note 4).

(2)	Includes impairment of available-for-sale marketable securities for 2010 and 2011 of $ 153 and $ 714, respectively (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2009	2010	2011

Gain on sale of fixed assets, net	(247)	-	-
Impairment in value of cost-based investment	59	-	-
Other	(1,480)	231	(207)

Total	(1,668)	231	(207)

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through its two directly held subsidiaries and affiliated company: Matrix, Magic and Sapiens, respectively.

Matrix

Matrix provides software services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers’ specific needs. Matrix also provides upgrading and expansion of existing software systems. Matrix software solutions and services include the following components: (i) development of dedicated customer software systems; (ii) customization of software developed by third parties to provide a response to customers’ requirements;

(iii) systems assimilation; (iv) offshore and domestic services, mainly for software developments and quality assurance and software testing; and (v) integration of all or part of these components. Matrix operates in sales and support of software products of leading worldwide vendors. Matrix supplies infrastructure solutions for computer and communication systems and hardware products. Matrix operates technological training and qualification centers providing advanced professional courses for hi-tech personnel, training and assimilation of computer systems, applications courses, professional training, soft-skills training and training for capital market operations.

Magic

Magic develops market and support software development and deployment technology (the "Magic technology") and applications developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying business software applications that can be rapidly customized and integrated with existing systems meeting enterprises current needs.

Magic’s offering provide software houses and enterprises the ability to create any type of business applications, leverage existing information technology resources, enhance business ability, and focus on core business priorities to gain maximum return on their existing and new IT investments. Magic technology also provides the option to deploy its software capabilities in the cloud, hosted in web services cloud computing environment.

Magic is known for its metadata driven, code-free approach, allowing users to focus on business logic rather than technological requirements. This approach forms the driving principle of both the uniPaaS application platform and the iBOLT business and process integration platform. Both uniPaaS and iBOLT enable enterprises to accelerate the process of building and deploying applications that can be rapidly customized and integrated with existing systems.

Magic also offers a broad range of flexible fee-based consulting services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, as well as supplemental staffing services.

Sapiens

Sapiens is a provider of software solutions for the insurance industry. Sapiens’ suite of insurance solutions, built to meet the core business needs of large and small insurance carriers, aligns IT with business demands for speed, flexibility and efficiency. Sapiens’ solutions are supplemented by Sapiens’ methodology and consulting services, which address the complex issues related to the life-cycle of enterprise business applications. Sapiens offers its solutions to two of the major lines of insurance business – Life & Pension ("L&P") and Property & Casualty ("P&C").

Sapiens’ insurance solutions are deployed at leading insurance carriers globally. Sapiens’ service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

Sapiens eMerge™, is a rules-based model-driven architecture, that is used to develop most of Sapiens’ software products. It enables the creation of mission critical core enterprise applications with little or no coding using agile methodologies. Sapiens’ technology allows customers to achieve legacy modernization and enterprise application integration.

On August 21, 2011, following Sapiens’ acquisition of all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for L&P, and IDIT, a provider of insurance software solutions which focuses on the P&C market (see Note 6 for further information), which was mainly financed by the issuance of Sapiens shares, the Company lost its controlling interest in Sapiens, resulting in the deconsolidation of Sapiens’ results from the Company’s financial statements. As a result of Sapiens’ acquisition of FIS and IDIT, the Company’s interest in Sapiens diluted from 75.6% to 42.2%. The gain recognized in relation of the Company’s loss of control in Sapiens amounted to $ 25,833 and is presented in the income statement as equity in gains of affiliated companies, net. From August 21, 2011 until December 31, 2011, Sapiens’ results of operations were reflected in the Company’s results via the equity method of accounting.

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2011	491,144	36,515	113,328	640,987
2010	409,272	52,235	88,578	550,085
2009	368,498	45,698	55,350	469,546

Inter-segment sales:
2011	370	-	-	370
2010	391	-	-	391
2009	153	3	-	156

Operating income:
2011	30,974	4,487	13,989	49,450
2010	31,412	6,476	9,099	46,987
2009	26,014	5,087	5,922	37,023

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2011	411,284	-	129,125	540,409
2010	389,366	51,904	111,950	553,220

Goodwill:
2011	13,754	-	6,868	20,622
2010	14,809	16,490	6,868	38,167

Identifiable liabilities:
2011	185,044	-	28,104	213,148
2010	183,342	22,130	22,386	227,858

Depreciation and amortization:
2011	5,893	3,430	5,040	14,363
2010	4,235	6,647	4,569	15,451
2009	3,568	5,369	4,600	13,537

Investments in segment assets:
2011	8,048	362	497	17,146
2010	4,103	662	583	5,348
2009	1,799	326	580	2,705

The following table presents a reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments’ financial statements and the corresponding data appearing in the Company’s consolidated financial statements:

	Year ended December 31,
	2009	2010	2011

Revenues:
Revenues as above	469,546	550,085	640,987
Less inter-segment transactions	(156)	(391)	(370)

Revenues as per statements of operations	469,390	549,694	640,617

	December 31,
	2010	2011
Identifiable assets:
Total assets of operating segments	591,387	561,031
Assets not identifiable to a particular segment	32,615	108,190
Elimination of inter-segment assets and other	(235)	-

Total assets from continuing operations as per consolidated balance sheets	623,767	669,221

Identifiable liabilities:
Total liabilities of operating segments	227,858	213,148
Liabilities not identifiable to a particular segment	61,829	103,864
Elimination of inter-segment liabilities and other	(304)	-

Total liabilities from continuing operations as per consolidated balance sheets	289,383	317,012

g.	Geographical information:

1.	The Company’s long-lived assets are located as follows:

	December 31,
	2010	2011

Israel	8,100	15,632
United States	3,229	2,656
Europe	347	431
Japan	523	374
Other	212	72

Total	12,411	19,165

2.	Revenues:

Revenues classified by geographic area (based on the location of customers):

	Year ended December 31,
	2009	2010	2011

Israel	368,230	412,922	486,025
International:
United States	38,862	73,075	92,484
Other	62,298	63,697	62,108

Total	469,390	549,694	640,617

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share from continuing operations:

	Year ended December 31,
	2009	2010	2011

Numerator:
Net income basic earnings per share - income available to shareholders	14,198	18,379	42,962
Effect of dilutive securities of subsidiaries	-	-	-

Amount for diluted earnings per share - income available to shareholders	14,198	18,379	42,962

Weighted average shares outstanding
Denominator for basic net earnings per share	13,200	13,382	13,514
Effect of dilutive securities	364	141	155

Denominator for diluted net earnings per share	13,564	13,523	13,669

Basic net earnings per share from continuing operations	1.08	1.37	3.17

Diluted net earnings per share from continuing operations	1.04	1.36	3.11